Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 15, 2024
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust II
CTIVP® - Morgan Stanley Advantage Fund	5/1/2023
On March 14, 2024, the Fund's Board of Trustees approved certain changes to the Fund's name, subadviser and principal investment strategies effective on or about May 1, 2024 (the Effective Date). As a result, from and after the Effective Date, Morgan Stanley Investment Management Inc. (MSIM) will no longer serve as subadviser to the Fund and Westfield Capital Management Company, L.P. (Westfield) will assume day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name will be changed to CTIVP® - Westfield Select Large Cap Growth Fund. Accordingly, on the Effective Date, all references in the prospectus to MSIM are hereby deleted and all references to CTIVP® - Morgan Stanley Advantage Fund are hereby deleted and replaced with CTIVP® - Westfield Select Large Cap Growth Fund, and the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The information under the subsection “Principal Investment Strategies” in the “Summary of the Fund” section of the Prospectus and Summary Prospectus is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies. The Fund defines large-capitalization companies as those companies with a market capitalization that falls within the range of the companies that comprise the Russell 1000 Growth Index (the Index). The market capitalization range of the companies included within the Index was $861 million to $2.9 trillion as of December 31, 2023. The market capitalization range and composition of companies in the Index are subject to change. The Fund may at times emphasize one or more sectors in selecting its investments, including the health care and information technology sectors. The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.
The information under the subsection “Principal Risks” in the “Summary of the Fund” section of the Prospectus and Summary Prospectus and under the subsection "Principal Risks" in the "More Information About the Fund" section of the Prospectus is hereby revised to remove Emerging Market Securities Risk, Exchange-Traded Fund (ETF) Risk, Master Limited Partnership Risk, Small- and Mid-Cap Stock Risk, and Consumer Discretionary Risk, and to add Health Care Sector Risk under Sector Risk as follows:
■
Health Care Sector. The Fund may be vulnerable to the particular risks that may affect companies in the health care sector. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services), among others. Performance of such companies may be affected by factors including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
The fourth paragraph under the subsection “Performance Information” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
The Fund’s performance prior to May 2024 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

CTIVP - Morgan Stanley Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 15, 2024
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust II
CTIVP® - Morgan Stanley Advantage Fund	5/1/2023
On March 14, 2024, the Fund's Board of Trustees approved certain changes to the Fund's name, subadviser and principal investment strategies effective on or about May 1, 2024 (the Effective Date). As a result, from and after the Effective Date, Morgan Stanley Investment Management Inc. (MSIM) will no longer serve as subadviser to the Fund and Westfield Capital Management Company, L.P. (Westfield) will assume day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name will be changed to CTIVP® - Westfield Select Large Cap Growth Fund. Accordingly, on the Effective Date, all references in the prospectus to MSIM are hereby deleted and all references to CTIVP® - Morgan Stanley Advantage Fund are hereby deleted and replaced with CTIVP® - Westfield Select Large Cap Growth Fund, and the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The information under the subsection “Principal Investment Strategies” in the “Summary of the Fund” section of the Prospectus and Summary Prospectus is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies. The Fund defines large-capitalization companies as those companies with a market capitalization that falls within the range of the companies that comprise the Russell 1000 Growth Index (the Index). The market capitalization range of the companies included within the Index was $861 million to $2.9 trillion as of December 31, 2023. The market capitalization range and composition of companies in the Index are subject to change. The Fund may at times emphasize one or more sectors in selecting its investments, including the health care and information technology sectors. The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.
The information under the subsection “Principal Risks” in the “Summary of the Fund” section of the Prospectus and Summary Prospectus and under the subsection "Principal Risks" in the "More Information About the Fund" section of the Prospectus is hereby revised to remove Emerging Market Securities Risk, Exchange-Traded Fund (ETF) Risk, Master Limited Partnership Risk, Small- and Mid-Cap Stock Risk, and Consumer Discretionary Risk, and to add Health Care Sector Risk under Sector Risk as follows:
■
Health Care Sector. The Fund may be vulnerable to the particular risks that may affect companies in the health care sector. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services), among others. Performance of such companies may be affected by factors including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
The fourth paragraph under the subsection “Performance Information” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
The Fund’s performance prior to May 2024 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies. The Fund defines large-capitalization companies as those companies with a market capitalization that falls within the range of the companies that comprise the Russell 1000 Growth Index (the Index). The market capitalization range of the companies included within the Index was $861 million to $2.9 trillion as of December 31, 2023. The market capitalization range and composition of companies in the Index are subject to change. The Fund may at times emphasize one or more sectors in selecting its investments, including the health care and information technology sectors. The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund’s performance prior to May 2024 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.